GoodWill (Details) - 12 months ended Dec. 31, 2021 ¥ in Thousands	CNY (¥)	USD ($)
Goodwill (Line item)
Impairement loss	¥ 1,131,154
Marketing and branding	133,523
Carrying amount of goodwill | $		$ 239,848
Marketing [Member]
Goodwill (Line item)
Carrying amount of goodwill
Branding [Member]
Goodwill (Line item)
Carrying amount of goodwill
Others [Member]
Goodwill (Line item)
Carrying amount of goodwill	¥ 43,011